Related Parties and Parties-In-Interest Transactions (Details) - EBP 002 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 9,493,205	$ 8,137,170
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	3,575,257	3,941,171
Investments, at fair value	$ 1,323,000	$ 1,170,000
Investment, purchased, number of shares (in shares)	38,507
Cost of Asset	$ 12,000
Investment sold, number of shares (in shares)	282,011
Selling Price	$ 87,000